Employee Benefit Plans (Schedule Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
2016 Amortization	$ 4.5	$ 5.2	$ 2.8
Net loss (gain) (before tax)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Accumulated other comprehensive income (net of tax), Beginning Balance	92.1
2016 Amortization	4.5
2016 Net Actuarial loss	(3.8)
2016 Foreign currency exchange rates change	0.8
Deferred income taxes change	0.0
Accumulated other comprehensive income (net of tax), Ending Balance	90.6	92.1
Deferred income taxes
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Deferred income taxes, beginning balance	(34.0)
2016 Amortization	0.0
2016 Net Actuarial loss	0.0
2016 Foreign currency exchange rates change	0.0
Deferred income taxes change	(0.6)
Deferred income taxes, ending balance	(33.4)	(34.0)
Accumulated other comprehensive income (net of tax)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans [Roll Forward]
Accumulated other comprehensive income (net of tax), beginning balance	58.1
2016 Amortization	4.5
2016 Net Actuarial loss	(3.8)
2016 Foreign currency exchange rates change	0.8
Deferred income taxes change	(0.6)
Accumulated other comprehensive income (net of tax), ending balance	$ 57.2	$ 58.1